Commitments & Contingencies (Details) - USD ($)	1 Months Ended	6 Months Ended
	Sep. 22, 2020	Dec. 31, 2020
Commitments & Contingencies (Details) [Line Items]
Underwriting discount rate, percentage	2.00%
Deferred underwriting fees percentage	3.50%
Description of underwriters agreement	The Company may reduce the deferred underwriting fee by up to 50% based on stockholders redeeming their shares for their pro-rata amount of the proceeds in the Trust Account; provided, however, that (a) the underwriters’ maximum deferred underwriting fee reduction based on stockholder redemptions will be 50% regardless of whether stockholder redemptions exceed 50%; and (b) any sums paid to other advisors as discussed above, will be credited against the reduction of and added back to the deferred underwriting fee payable to the underwriters; and (c) under no circumstance will the deferred underwriting fee be less than 1.75% of the gross proceeds of the IPO. As March 31, 2021, the Company accrued a deferred underwriting fee of $2,127,821.
FINRA Member
Commitments & Contingencies (Details) [Line Items]
Deferred underwriting fees percentage	1.00%
Deferred underwriting fees percentage	1.00%
IPO [Member]
Commitments & Contingencies (Details) [Line Items]
Gross proceed of IPO (in Dollars)	$ 2,000,000
Description of underwriters agreement	The Company may reduce the deferred underwriting fee by up to 50% based on stockholders redeeming their shares for their pro-rata amount of the proceeds in the Trust Account; provided, however, that (a) the underwriters’ maximum deferred underwriting fee reduction based on stockholder redemptions will be 50% regardless of whether stockholder redemptions exceed 50%; and (b) any sums paid to other advisors as discussed above, will be credited against the reduction of and added back to the deferred underwriting fee payable to the underwriters; and (c) under no circumstance will the deferred underwriting fee be less than 1.75% of the gross proceeds of the IPO.
Over-Allotment Option [Member]
Commitments & Contingencies (Details) [Line Items]
Deferred underwriting fees (in Dollars)		$ 1,959,758